PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit obligations [Abstract]
Balance, beginning of period	$ 663,856,000	$ 613,514,000
Interest cost	35,481,000	34,997,000
Service cost	13,893,000	16,366,000
Actuarial (gain) loss	92,957,000	30,107,000
Special termination benefits	500,000	0
Plan amendments		0
Plan curtailments	(1,083,000)	(5,398,000)
Benefits paid	(28,194,000)	(25,730,000)
Balance, end of period	777,410,000	663,856,000	613,514,000
Plan assets [Abstract]
Fair value, beginning of period	421,940,000	337,282,000
Actual return	(1,715,000)	49,535,000
Employer contributions	53,394,000	57,265,000
Benefits paid	(25,213,000)	(22,142,000)
Fair value, end of period	448,406,000	421,940,000	337,282,000
Net benefit liabilities	(329,004,000)	(241,916,000)
Amounts recognized in Consolidated Balance Sheet [Abstract]
Accrued liabilities	(55,244,000)	(57,245,000)
Other liabilities (long-term)	(273,760,000)	(184,671,000)
Net benefit liabilities	(329,004,000)	(241,916,000)
Net (expense) credit recognized in net benefit cost	18,183,000	(18,078,000)
Amounts not yet reflected in net periodic benefit cost [Abstract]
Actuarial loss	(383,697,000)	(282,537,000)
Transition obligation	(474,000)	(1,324,000)
Prior service (cost) credit	36,984,000	60,023,000
Total accumulated other comprehensive loss	(347,187,000)	(223,838,000)
Net benefit liabilities	(329,004,000)	(241,916,000)
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Actuarial loss	25,288,000
Transition obligation	475,000
Prior service cost (credit)	(4,794,000)
Total amortization	20,969,000
Decrease in pension expense as a result of change in pension plan, net of tax			(7,300,000)
Decrease in pension expense as a result of change in pension plan, net of tax (in dollars per share)			$ (0.04)
Pension Plans, Defined Benefit [Member]
Benefit obligations [Abstract]
Balance, beginning of period	581,329,000	532,328,000
Interest cost	31,359,000	30,713,000	32,477,000
Service cost	11,882,000	14,411,000	15,941,000
Actuarial (gain) loss	86,200,000	31,417,000
Special termination benefits	104,000	0	0
Plan amendments		0
Plan curtailments	4,690,000	(5,398,000)
Benefits paid	(25,213,000)	(22,142,000)
Balance, end of period	690,351,000	581,329,000	532,328,000
Plan assets [Abstract]
Fair value, beginning of period	421,940,000	337,282,000
Actual return	(1,715,000)	49,535,000
Employer contributions	53,394,000	57,265,000
Benefits paid	(25,213,000)	(22,142,000)
Fair value, end of period	448,406,000	421,940,000	337,282,000
Net benefit liabilities	(241,945,000)	(159,389,000)
Amounts recognized in Consolidated Balance Sheet [Abstract]
Accrued liabilities	(50,554,000)	(52,735,000)
Other liabilities (long-term)	(191,391,000)	(106,654,000)
Net benefit liabilities	(241,945,000)	(159,389,000)
Net (expense) credit recognized in net benefit cost	91,495,000	50,937,000
Amounts not yet reflected in net periodic benefit cost [Abstract]
Actuarial loss	(370,098,000)	(269,690,000)
Transition obligation	0	0
Prior service (cost) credit	36,658,000	59,364,000
Total accumulated other comprehensive loss	(333,440,000)	(210,326,000)
Net benefit liabilities	(241,945,000)	(159,389,000)
Weighted-average assumptions [Abstract]
Discount rate (in hundredths)	4.56%	5.45%
Rate of compensation increase (in hundredths)	4.15%	4.15%	4.15%
Accumulated benefit obligation	690,148,000	581,141,000
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Actuarial loss	24,947,000
Transition obligation	0
Prior service cost (credit)	(4,647,000)
Total amortization	20,300,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Benefit obligations [Abstract]
Balance, beginning of period	82,527,000	81,186,000
Interest cost	4,122,000	4,284,000	4,594,000
Service cost	2,011,000	1,955,000	2,040,000
Actuarial (gain) loss	6,757,000	(1,310,000)
Special termination benefits	396,000	0	0
Plan amendments		0
Plan curtailments	(5,773,000)	0
Benefits paid	(2,981,000)	(3,588,000)
Balance, end of period	87,059,000	82,527,000	81,186,000
Plan assets [Abstract]
Fair value, beginning of period	0	0
Actual return	0	0
Employer contributions	0	0
Benefits paid	0	0
Fair value, end of period	0	0	0
Net benefit liabilities	(87,059,000)	(82,527,000)
Amounts recognized in Consolidated Balance Sheet [Abstract]
Accrued liabilities	(4,690,000)	(4,510,000)
Other liabilities (long-term)	(82,369,000)	(78,017,000)
Net benefit liabilities	(87,059,000)	(82,527,000)
Net (expense) credit recognized in net benefit cost	(73,312,000)	(69,015,000)
Amounts not yet reflected in net periodic benefit cost [Abstract]
Actuarial loss	(13,599,000)	(12,847,000)
Transition obligation	(474,000)	(1,324,000)
Prior service (cost) credit	326,000	659,000
Total accumulated other comprehensive loss	(13,747,000)	(13,512,000)
Net benefit liabilities	(87,059,000)	(82,527,000)
Weighted-average assumptions [Abstract]
Discount rate (in hundredths)	4.46%	5.26%
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Actuarial loss	341,000
Transition obligation	475,000
Prior service cost (credit)	(147,000)
Total amortization	$ 669,000